Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2026-FL2, LLC

Arbor Realty Collateral Management, LLC (the “Collateral Manager”)

J.P. Morgan Securities LLC

ATLAS SP Securities, a division of Apollo Global Securities, LLC

Santander US Capital Markets LLC

Goldman Sachs & Co. LLC

(collectively, the “Specified Parties”)

Re:	Arbor Realty Commercial Real Estate Notes 2026-FL2, LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information as of 20 July 2026 with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests which contain various source documents (the “Source Documents”) relating to the Collateral Interests and the mortgaged properties that secure the Collateral Interests,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 July 2026

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of mortgage loans and/or senior participation(s) of mortgage loans (the “Collateral Interests,” together with any non-trust senior pari passu or junior participation(s), the “Mortgage Loans”), each secured by one or more commercial properties,
b.	The Collateral Interests are comprised of:
i.	Mortgage loan(s) and/or senior participation(s) of mortgage loans with the “Rate Type” characteristic as “Floating,” as shown on the Data Files (the “Floating Rate Mortgage Loans”), and
ii.	Mortgage loan(s) and/or senior participation(s) of mortgage loans with the “Rate Type” characteristic as “Fixed,” as shown on the Data Files (the “Fixed Rate Mortgage Loans”), as applicable,
c.	The Collateral Manager, on behalf of the Issuer, indicated that any Collateral Interests with the “Collateral Interest Status” characteristic:
i.	As “Closing Date Collateral Interest,” as shown on the Data Files, had closed on or prior to the date of this report (each, a “Closing Date Collateral Interest”), and
ii.	As “Targeted Collateral Interest,” as shown on the Data Files, had not closed as of the date of this report (each, a “Targeted Collateral Interest”) and
d.	With respect to any Collateral Interest that does not have the “Mortgage Loan Non-Interest Accruing Amount as of Reference Date ($)” characteristic as “0,” as shown on the Data Files, there exists an amount (each, a “Non-Interest Accruing Amount”) corresponding to such Collateral Interest that was not accruing interest as of the date described in the Notes to Exhibit 2 to Attachment A.

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Collateral Interests and Mortgage Loans, as applicable, as of the corresponding payment date in August 2026 (the “Reference Date”) that are described in this report do not include any Non-Interest Accruing Amount and
b.	All references and recalculations related to the Collateral Interests and Mortgage Loans, as applicable, as of the maturity date or the fully funded amount of the Mortgage Loans include the corresponding Non-Interest Accruing Amount, if any.

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures on any Targeted Collateral Interest(s) other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 1 to Exhibit 2 to Attachment A, as applicable. For the avoidance of doubt, we performed the procedures other than the procedures described in Items 1. through 3. of this Attachment A only on the Closing Date Collateral Interest(s) and we performed no procedures on any Targeted Collateral Interest(s) other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 1 to Exhibit 2 to Attachment A, as applicable.

Attachment A Page 2 of 21

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information as of the Reference Date relating to the Collateral Interests and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Closing Date Collateral Interest(s) on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A, subject only to the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the notes on Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

For any Targeted Collateral Interest(s) on the Preliminary Data File, as applicable, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property Information,” “Third Party Information” and “Underwriting Information” sections (collectively, the “Targeted Collateral Interest Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A, subject only to the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the notes on Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item. For the avoidance of doubt, we did not perform any procedures with respect to any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for any Targeted Collateral Interest(s).

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A. In addition, if a particular Source Document contained multiple values for the same Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with at least one of the values in the corresponding Source Document (except as described in the notes on Exhibit 2 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various values in a Source Document for any Compared Characteristic.

Attachment A Page 3 of 21

1.       (continued)

Additionally, for any Mortgage Loan(s) listed in the table below, the Collateral Manager, on behalf of the Issuer, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

NAP	NAP

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Collateral Manager, on behalf of the Issuer, indicated contains information as of the Reference Date relating to the Collateral Interests.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each (i.) Targeted Collateral Interest Compared Characteristic listed on Exhibit 2 to Attachment A for any Targeted Collateral Interest(s) and (ii.) Compared Characteristic for the Closing Date Collateral Interest(s), all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 21

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date and
c.	Fully Extended Maturity Date,

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Initial) and
ii.	Fully Extended Loan Term (Initial)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the characteristics listed in i. and ii. above, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates from and after the “First Payment Date” (including the “Initial Maturity Date or Anticipated Repayment Date” or “Fully Extended Maturity Date,” as applicable, all as shown on the Final Data File), irrespective of the number of full interest accrual periods.

6.	Using the:
a.	Seasoning (months),
b.	Original Loan Term (Initial) and
c.	Fully Extended Loan Term (Initial),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Original Loan Term (Initial),” as shown on the Final Data File, for the “Initial IO Period” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Initial IO Period and
b.	Seasoning (months),

as shown on the Final Data File, we recalculated the “Initial IO Period (Remaining)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 21

9.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Subordinate Debt Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of each Mortgage Loan.

For any Mortgage Loan with the “Subordinate Debt Cut-off Date Balance ($)” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Total Debt Cut-off Date Balance ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Collateral Interest Cut-off Date Balance ($),
b.	Collateral Interest Non-Interest Accruing Amount as of Reference Date ($) and
c.	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Collateral Interest Balloon Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to allocate the “Collateral Interest Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

For the Mortgage Loan identified on the Final Data file as “Peninsula Court” (the “Peninsula Court Mortgage Loan”), the Collateral Manager, on behalf of the Issuer, instructed us to assume no principal payments will be made from excess funds, as required by the applicable Source Document(s), prior to the “Initial Maturity Date or Anticipated Repayment Date,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the sum of the:
a.	Junior Participation Cut-off Date Balance,
b.	Junior Participation Non-Interest Accruing Amount as of Reference Date ($) and
c.	Junior Participation Cut-off Date Future Funding Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Junior Participation Balloon Payment ($)” of each Mortgage Loan.

For any Mortgage Loan with the “Junior Participation Cut-off Date Balance” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Junior Participation Balloon Payment ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 21

12.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date ($) and
c.	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan Balloon Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to allocate the “Mortgage Loan Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

For the Peninsula Court Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to assume no principal payments will be made from excess funds, as required by the applicable Source Document(s), prior to the “Initial Maturity Date or Anticipated Repayment Date,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the difference between the:
a.	Mortgage Loan Balloon Balance ($) and
b.	Junior Participation Balloon Payment ($),

as shown on the Final Data File, we recalculated the “Senior Participation Balloon Payment ($)” of each Mortgage Loan.

For any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to allocate the “Senior Participation Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the sum of the:
a.	Mortgage Loan Index Floor and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Floor” for each Mortgage Loan.

For the purpose of comparing the “Mortgage Loan Rate Floor” characteristic for any Fixed Rate Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 21

15.	Using the sum of the:
a.	Mortgage Loan Index Cap and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Cap” for each Mortgage Loan.

For any Mortgage Loan with the “Mortgage Loan Index Cap” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Mortgage Loan Rate Cap” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Index and
b.	Index Rounding Factor

as shown on the Final Data File, and the applicable Index Assumption (as defined herein) provided by the Collateral Manager, on behalf of the Issuer, we recalculated the “Index Rate Assumption” of each Mortgage Loan.

For any Mortgage Loan with the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use 3.60000% (the “Index Assumption”) for the purpose of recalculating the “Index Rate Assumption” characteristic for each Mortgage Loan.

For the purpose of comparing the “Index Rate Assumption” characteristic for any Fixed Rate Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Margin,
b.	Collateral Interest Margin,
c.	Junior Participation Cut-off Date Margin,
d.	Subordinate Debt Margin,
e.	Mortgage Loan Index Floor,
f.	Subordinate Debt Floor and
g.	Index Rate Assumption,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Cut-off Date Interest Rate,
ii.	Collateral Interest Cut-off Date Interest Rate,
iii.	Junior Participation Cut-off Date Interest Rate and
iv.	Subordinate Debt Interest Rate

of each Mortgage Loan.

Attachment A Page 8 of 21

17. (continued)

For the purpose of recalculating the characteristics listed in i. through iv. above, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any references to “Adjusted LIBOR Rate,” “Adjusted SOFR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate,” “Benchmark Replacement,” “Benchmark Replacement Adjustment,” “Benchmark Replacement Conforming Changes,” “Benchmark Transition Date,“ “Mortgage Loan Margin Change (Y/N),” “Mortgage Loan Margin Change Description” and/or “Prime Rate” in the applicable Source Document(s).

For the purpose of recalculating the characteristics listed in i. through iii. above for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the “Mortgage Loan Margin,” “Collateral Interest Margin” or “Junior Participation Cut-off Date Margin,” as applicable, and the greater of the:

a.	Mortgage Loan Index Floor and
b.	Index Rate Assumption,

as shown on the Final Data File.

For any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Floating,” the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Interest Rate” as the sum of the “Subordinate Debt Margin” and the greater of the:

a.	Index Rate Assumption and
b.	Subordinate Debt Floor,

as shown on the Final Data File.

For any Mortgage Loan with the “Junior Participation Cut-off Date Margin” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Junior Participation Cut-off Date Interest Rate” characteristic.

For any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Fixed,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s) for the “Subordinate Debt Interest Rate” characteristic. For any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “No,” the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Interest Rate” characteristic.

For the purpose of comparing the characteristics listed in i. through iii. above for any Fixed Rate Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 21

18.	Using the:
a.	Collateral Interest Cut-off Date Balance ($),
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Mortgage Loan Balloon Balance ($),
d.	Collateral Interest Cut-off Date Interest Rate,
e.	Mortgage Loan Cut-off Date Interest Rate and
f.	Interest Accrual Basis,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Collateral Interest Annual Debt Service Payment (IO) ($),
ii.	Mortgage Loan Annual Debt Service Payment (IO) ($) and
iii.	Mortgage Loan Maturity Annual Debt Service (IO) ($)

of each Mortgage Loan.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Collateral Interest Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 10 of 21

18. (continued)

For any Mortgage Loan with the “Initial IO Period (Remaining)” characteristic as “0,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the characteristics listed in i. through iii. above.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Senior Participation Cut-off Date Balance,
f.	Senior Participation Balloon Payment ($),
g.	Mortgage Loan Annual Debt Service Payment (IO) ($),
h.	Mortgage Loan Maturity Annual Debt Service (IO) ($),
i.	Collateral Interest Annual Debt Service Payment (IO) ($),
j.	Mortgage Loan Cut-off Date Interest Rate,
k.	Collateral Interest Cut-off Date Interest Rate,
l.	Senior Participation Margin,
m.	Mortgage Loan Index,
n.	Index Rate Assumption,
o.	Subordinate Debt Interest Rate,
p.	Interest Accrual Basis,
q.	Subordinate Debt Accrual Basis and
r.	Subordinate Debt (Y/N)

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($),
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($),
iv.	Subordinate Debt Annual Debt Service Payment (P&I) ($),
v.	Senior Participation Annual Debt Service and
vi.	Senior Participation Maturity Annual Debt Service (P&I) ($)

of each Mortgage Loan.

For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Annual Debt Service Payment (IO) ($),
b.	Mortgage Loan Maturity Annual Debt Service (IO) ($) and
c.	Collateral Interest Annual Debt Service Payment (IO) ($),

as shown on the Final Data File, for the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($) and
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($),

respectively.

Attachment A Page 11 of 21

19. (continued)

For any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “Yes,” as shown on the Final Data File (each, a “Mortgage Loan with Subordinate Debt”), the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” characteristic.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Annual Debt Service” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Cut-off Date Balance,” as shown on the Final Data File.
ii.	The sum of the:
1.	Senior Participation Margin and
2.	The greater of the:
a.	Mortgage Loan Index Floor and
b.	Index Rate Assumption,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Maturity Annual Debt Service (P&I)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Balloon Payment ($),” as shown on the Final Data File,
ii.	The sum of the:
1.	Senior Participation Margin and
2.	The greater of the:
a.	Mortgage Loan Index Floor and
b.	Index Rate Assumption,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 21

20.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Senior Participation Cut-off Date Balance,
f.	Senior Participation Balloon Payment ($),
g.	Mortgage Loan Rate Cap,
h.	Subordinate Debt Cap,
i.	Mortgage Loan Index Cap,
j.	Collateral Interest Margin,
k.	Senior Participation Margin,
l.	Interest Accrual Basis and
m.	Subordinate Debt Accrual Basis

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (Cap) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (Cap) ($),
iii.	Collateral Interest Annual Debt Service Payment (Cap) ($),
iv.	Senior Participation Maturity Annual Debt Service (Cap) ($),
v.	Senior Participation Annual Debt Service (Cap) and
vi.	Subordinate Debt Annual Debt Service at Cap ($)

of each Mortgage Loan.

For the purpose of comparing the characteristics listed in i. through v. above for any Mortgage Loan with a “Mortgage Loan Rate Cap” of “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (Cap) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (Cap) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 13 of 21

20. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (Cap) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The sum of the:
1.	Mortgage Loan Index Cap and
2.	Collateral Interest Margin,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

For any Mortgage Loan with Subordinate Debt, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service at Cap ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Debt Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For any Mortgage Loan with the ”Subordinate Debt Cap” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Annual Debt Service at Cap ($)” characteristic.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Annual Debt Service (Cap)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Cut-off Date Balance,” as shown on the Final Data File,
ii.	The sum of the:
1.	Mortgage Loan Index Cap and
2.	Senior Participation Margin,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

Attachment A Page 14 of 21

20. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Maturity Annual Debt Service (Cap) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Balloon Payment ($),” as shown on the Final Data File,
ii.	The sum of the:
1.	Mortgage Loan Index Cap and
2.	Senior Participation Margin,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mortgage Loan Balloon Balance ($),
b.	Senior Participation Balloon Payment ($) and
c.	Takeout Rate Assumption,

as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Maturity Annual Debt Service (at takeout rate) ($) and
ii.	Senior Participation Maturity Annual Debt Service (at takeout rate) ($)

of each Mortgage Loan.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (at takeout rate) ($)” as the product of:

a.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
b.	The “Takeout Rate Assumption,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Maturity Annual Debt Service (at takeout rate) ($)” as the product of:

a.	The “Senior Participation Balloon Payment ($),” as shown on the Final Data File,
b.	The “Takeout Rate Assumption,” as shown on the Final Data File and
c.	365/360.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 21

22.	Using the sum of the:
a.	Mortgage Loan Annual Debt Service Payment (P&I) ($) and
b.	Subordinate Debt Annual Debt Service Payment (P&I) ($),

as shown on the Final Data File, we recalculated the “Cut-off Date Total Debt Ann Debt Service ($)” of each Mortgage Loan.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Cut-off Date Total Debt Ann Debt Service ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date As-Is LTV Ratio,
ii.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
iii.	Total Debt Cut-off Date As-Is LTV,
iv.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
v.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the characteristics listed in i. through v. above to the nearest 1/10th of one percent.

For any Mortgage Loan with the “Cross Collateralized and Cross Defaulted Loan Flag” characteristic as “Yes” (each such group of Mortgage Loans, a “Crossed Loan Group”), as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through v. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Total Debt Cut-off Date As-Is LTV” characteristic.

Attachment A Page 16 of 21

23. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date As-Is LTV Ratio,
b.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
c.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
d.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “<blank>” for the “Total Debt Cut-off Date As-Is LTV” characteristic.

24.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR,
iv.	Mortgage Loan Most Recent NCF DSCR (together with i. through iii., the “Most Recent DSCR Recalculated Characteristics”),
v.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR (together with v. through vii., the “Underwritten DSCR Recalculated Characteristics”),
ix.	Collateral Interest Underwritten Stabilized NOI DSCR,
x.	Collateral Interest Underwritten Stabilized NCF DSCR,
xi.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
xii.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR (together with ix. through xi., the “Underwritten Stabilized DSCR Recalculated Characteristics”),
xiii.	Collateral Interest Appraisal Stabilized NOI DSCR,
xiv.	Collateral Interest Appraisal Stabilized NCF DSCR,
xv.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR,

Attachment A Page 17 of 21

24. (continued)

xvi.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (together with xiii. through xv., the “Appraisal Stabilized DSCR Recalculated Characteristics,” and together with the Underwritten Stabilized DSCR Recalculated Characteristics, the “Stabilized DSCR Recalculated Characteristics”) and
xvii.	Total Debt Cut-off Date UW NCF DSCR

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the characteristics listed in i. through xvii. above to two decimal places.

For any Mortgage Loan in a Crossed Loan Group, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through xvii. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Senior Participation Maturity Annual Debt Service (at takeout rate) ($)” or “Mortgage Loan Maturity Annual Debt Service (at takeout rate) ($),” as applicable, as shown on the Final Data File, to recalculate the Stabilized DSCR Recalculated Characteristics for each Mortgage Loan,
b.	Use the “Senior Participation Annual Debt Service (Cap)” or “Mortgage Loan Annual Debt Service Payment (Cap) ($),” as applicable, as shown on the Final Data File, to recalculate the Underwritten DSCR Recalculated Characteristics if the “Mortgage Loan Index Cap,” as shown on the Final Data File, is less than the “Index Rate Assumption,” as shown on the Final Data File,
c.	Use the “Senior Participation Annual Debt Service” or “Mortgage Loan Annual Debt Service Payment (P&I) ($),” as applicable, as shown on the Final Data File, to recalculate the Underwritten DSCR Recalculated Characteristics if the “Mortgage Loan Index Cap,” as shown on the Final Data File, is not less than the “Index Rate Assumption,” as shown on the Final Data File,
d.	Use the “Cut-off Date Total Debt Ann Debt Service ($),” as shown on the Final Data File, to recalculate the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan with Subordinate Debt,
e.	Use “N/A” for the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt and to use “<blank>” for any related Underlying Properties,
f.	Use “N/A” for the Most Recent DSCR Recalculated Characteristics for any Mortgage Loan with the “Most Recent NOI” or “Most Recent NCF” characteristic as “N/A,” as applicable, as shown on the Final Data File,

Attachment A Page 18 of 21

24. (continued)

g.	Use “N/A” for the Underwritten DSCR Recalculated Characteristics for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,
h.	Use “N/A” for the Appraisal Stabilized DSCR Recalculated Characteristics for any Mortgage Loan with the “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,
i.	Use the maximum of “1.00x” and the result of the recalculation for the Underwritten DSCR Recalculated Characteristics for any Mortgage Loan with an in place or springing debt service reserve or holdback and
j.	Use the maximum of “1.00x” and the result of the recalculation for the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan with an in place or springing debt service reserve or holdback.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Most Recent DSCR Recalculated Characteristics,
b.	Underwritten DSCR Recalculated Characteristics,
c.	Stabilized DSCR Recalculated Characteristics and
d.	Total Debt Cut-off Date UW NCF DSCR characteristic,

for the Multiple Property Loan as the value for each of the respective characteristics for each of the Underlying Properties associated with such Multiple Property Loan.

25.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield (together with i. through iii., the “Most Recent Debt Yield Recalculated Characteristics”),
v.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield (together with v. through vii., the “Underwritten Debt Yield Recalculated Characteristics”),
ix.	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield,
x.	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield,
xi.	Collateral Interest Underwritten Stabilized NOI Debt Yield,

Attachment A Page 19 of 21

25. (continued)

xii.	Collateral Interest Underwritten Stabilized NCF Debt Yield (together with ix. through xi., the “Underwritten Stabilized Debt Yield Recalculated Characteristics”),
xiii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield,
xiv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield,
xv.	Collateral Interest Appraisal Stabilized NOI Debt Yield,
xvi.	Collateral Interest Appraisal Stabilized NCF Debt Yield (together with xiii. through xv., the “Appraisal Stabilized Debt Yield Recalculated Characteristics,” and together with the Underwritten Stabilized Debt Yield Recalculated Characteristics, the “Stabilized Debt Yield Recalculated Characteristics”) and
xvii.	Total Debt Cut-off Date UW NOI DY

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the characteristics listed in i. through xvii. above to the nearest 1/10th of one percent.

For any Mortgage Loan in a Crossed Loan Group, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through xvii. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use “N/A” for the “Total Debt Cut-off Date UW NOI DY” characteristic for any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt or for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristics as “N/A,” as applicable, and to use “<blank>” for any related Underlying Properties,
b.	Use “N/A” for the Most Recent Debt Yield Recalculated Characteristics for any Mortgage Loan with the “Most Recent NOI” or “Most Recent NCF” characteristic as “N/A,” as applicable, as shown on the Final Data File,
c.	Use “N/A” for the Underwritten Debt Yield Recalculated Characteristics for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,
d.	Use “N/A” for the Appraisal Stabilized Debt Yield Recalculated Characteristics for any Mortgage Loan with the “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File and
e.	Use the maximum of “0.0%” and the result of the recalculation for the:
i.	Underwritten Debt Yield Recalculated Characteristics,
ii.	Stabilized Debt Yield Recalculated Characteristics and
iii.	Total Debt Cut-off Date UW NOI DY characteristic

for each Mortgage Loan.

Attachment A Page 20 of 21

25. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Most Recent Debt Yield Recalculated Characteristics,
b.	Underwritten Debt Yield Recalculated Characteristics,
c.	Stabilized Debt Yield Recalculated Characteristics and
d.	Total Debt Cut-off Date UW NOI DY characteristic

for the Multiple Property Loan as the value for each of the respective characteristics for each of the Underlying Properties associated with such Multiple Property Loan.

26.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Mortgage Loan Commitment Original Balance / Unit ($),
ii.	Mortgage Loan Cut-off Date Balance / Unit ($) and
iii.	Mortgage Loan Balloon Balance / Unit ($)

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan in a Crossed Loan Group, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the Crossed Loan Group.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Commitment Original Balance / Unit ($)
b.	Mortgage Loan Cut-off Date Balance / Unit ($),
c.	Mortgage Loan Balloon Balance / Unit ($) and

for the Multiple Property Loan as the value for each of the characteristics listed in a. through c. above for each of the Underlying Properties associated with such Multiple Property Loan.

27.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, an “Affiliated Sponsor (Y/N)”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 21 of 21

28.	Using the “Collateral Interest Cut-off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “Aggregate Collateral Interest Cut-off Date Balance %” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in the Items above.

Exhibit 1 to Attachment A Page 1 of 3

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by the Collateral Manager

• Atlanta Five • Trails End Portfolio	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Non-Interest Accruing Amount As of Origination ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Collateral Interest Non-Interest Accruing Amount as of Reference Date ($), Mortgage Loan Non-Interest Accruing Amount as of Reference Date ($), Pari Passu Funded Amount, Senior Participation Cut-off Date Balance and Senior Participation Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “Mortgage Loan Commitment Original Balance ($)” allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Exhibit 1 to Attachment A Page 2 of 3

Multiple Property Loan	Characteristics	Methodology Provided by the Collateral Manager

• NAP	Mortgage Loan Commitment Original Balance ($), Mortgage Loan Initial Funded Amount ($), Mortgage Loan Non-Interest Accruing Amount As of Origination ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Collateral Interest Non-Interest Accruing Amount as of Reference Date ($), Mortgage Loan Non-Interest Accruing Amount as of Reference Date ($), Pari Passu Funded Amount, Senior Participation Cut-off Date Balance, Senior Participation Balloon Payment ($), Junior Participation Cut-off Date Balance and Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the total debt original balance allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Exhibit 1 to Attachment A Page 3 of 3

Multiple Property Loan	Characteristics	Methodology Provided by the Collateral Manager

• NAP	Mortgage Loan Commitment Original Balance ($), Mortgage Loan Initial Funded Amount ($), Mortgage Loan Non-Interest Accruing Amount As of Origination ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Collateral Interest Non-Interest Accruing Amount as of Reference Date ($), Mortgage Loan Non-Interest Accruing Amount as of Reference Date ($), Pari Passu Funded Amount, Senior Participation Cut-off Date Balance, Senior Participation Balloon Payment ($), Junior Participation Cut-off Date Balance and Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Note:	Certain capitalized terms in the “Characteristics” and “Methodology Provided by the Collateral Manager” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 19

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report or Property Condition Report
City	Appraisal Report or Property Condition Report
State	Appraisal Report or Property Condition Report
Zip Code	Appraisal Report, Property Condition Report or USPS Internet Site
County	Appraisal Report, Property Condition Report or USPS Internet Site
Year Built	Appraisal Report or Property Condition Report
Year Renovated	Appraisal Report, Historical Capex Summary or Property Condition Report
Property Type	Appraisal Report or Portfolio Appraisal Report
Specific Property Type	Appraisal Report or Portfolio Appraisal Report
Number of Units	Borrower Rent Roll, Appraisal Report or Portfolio Appraisal Report
Unit of Measure	Borrower Rent Roll, Appraisal Report or Portfolio Appraisal Report
Occupancy (%)	Borrower Rent Roll
Occupancy Date	Borrower Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
As-Is Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report or Portfolio Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report or Portfolio Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report or Portfolio Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Property Condition Report or Cost to Complete Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Certificate of Property Insurance

Exhibit 2 to Attachment A Page 2 of 19

Underwriting Information:

Characteristic	Source Document(s)

Underwritten Revenues ($)	Underwriting Summary or Cash Flow Summary
Underwritten Expenses ($)	Underwriting Summary or Cash Flow Summary
Underwritten NOI ($)	Underwriting Summary or Cash Flow Summary
Underwritten Reserves ($)	Underwriting Summary or Cash Flow Summary
Underwritten NCF ($)	Underwriting Summary or Cash Flow Summary
Underwritten Occupancy (%)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Revenues ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Expenses ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized NOI ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Reserves ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized NCF ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Occupancy (%)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Revenues ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Expenses ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized NOI ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Reserves ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized NCF ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Occupancy (%)	Underwriting Summary or Cash Flow Summary
Third Most Recent As Of Period	Underwriting Summary or Cash Flow Summary
Third Most Recent Revenues	Underwriting Summary or Cash Flow Summary
Third Most Recent Expenses	Underwriting Summary or Cash Flow Summary
Third Most Recent NOI	Underwriting Summary or Cash Flow Summary
Third Most Recent NCF	Underwriting Summary or Cash Flow Summary
Second Most Recent As Of Period	Underwriting Summary or Cash Flow Summary
Second Most Recent Revenues	Underwriting Summary or Cash Flow Summary
Second Most Recent Expenses	Underwriting Summary or Cash Flow Summary
Second Most Recent NOI	Underwriting Summary or Cash Flow Summary
Second Most Recent NCF	Underwriting Summary or Cash Flow Summary
Most Recent As Of Period	Underwriting Summary or Cash Flow Summary
Most Recent Revenues	Underwriting Summary or Cash Flow Summary
Most Recent Expenses	Underwriting Summary or Cash Flow Summary
Most Recent NOI	Underwriting Summary or Cash Flow Summary
Most Recent NCF	Underwriting Summary or Cash Flow Summary

Exhibit 2 to Attachment A Page 3 of 19

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Tax Escrow (Cut-off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Tax Escrow (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Springing Tax Escrow Description	Loan Agreement or Loan Modification Agreement
Insurance Escrow (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Insurance Escrow (Cut-off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Insurance Escrow (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Springing Insurance Escrow Description	Loan Agreement or Loan Modification Agreement
Replacement Reserve (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Replacement Reserve (Cut-off Date) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Replacement Reserve (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Springing Replacement Reserve Description	Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
TI/LC Reserve (Cut-off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
TI/LC Reserve (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Springing TI/LC Reserve Description	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Environmental Reserve (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Environmental Reserve (Cut-off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Engineering/Deferred Maintenance (Cut-off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Debt Service Reserve (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 4 of 19

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Debt Service Reserve (Cut-off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Debt Service Reserve (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Springing Debt Service Reserve Description	Loan Agreement or Loan Modification Agreement
Other Reserves (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Other Reserves (Cut-Off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Other Reserves (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Other Reserves Description	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Other Reserves 2 (Upfront) ($)	Funding Advice, Loan Agreement or Loan Modification Agreement
Other Reserves 2 (Cut-Off Date) ($)	Holdback Listing, Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Other Reserves 2 (Monthly) ($)	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Other Reserves 2 Description	Loan Agreement or Loan Modification Agreement
Other Reserves 2 Cap ($)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 5 of 19

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Commitment Original Balance ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule, Master Credit Facility Agreement, Loan Agreement, Promissory Note or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Initial Funded Amount ($)

For all Mortgage Loans:

•   Master Credit Facility Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Initial Unfunded Future Funding Amount ($)

For all Mortgage Loans:

•   Master Credit Facility Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Non-Interest Accruing Amount As of Origination ($)

For all Mortgage Loans:

•   Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Cut-off Date Balance ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 6 of 19

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Non-Interest Accruing Amount as of Reference Date ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Collateral Interest Cut-off Date Balance ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Collateral Interest Non-Interest Accruing Amount as of Reference Date ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 7 of 19

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Senior Participation Cut-off Date Balance

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Pari Passu Funded Amount

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Junior Participation Cut-off Date Balance

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Junior Participation Cut-off Date Future Funding Unfunded Balance ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Junior Participation Non-Interest Accruing Amount as of Reference Date ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Advance Conditions	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)

For all Mortgage Loans:

•   Arbor Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 8 of 19

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Non-Interest Accruing Reserve Description	Loan Agreement or Loan Modification Agreement
Note Date	Master Credit Facility Agreement, Loan Agreement, Promissory Note or Loan Modification Agreement
First Payment Date	Loan Agreement, Loan Modification Agreement or Funding Advice
ARD Loan (Y/N)	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Initial Maturity Date or Anticipated Repayment Date	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement or Loan Modification Agreement
Amortization Type During Initial Term	Loan Agreement or Loan Modification Agreement
Amort Number of Months	Loan Agreement or Loan Modification Agreement
Rate Type	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Index	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Mortgage Loan Margin	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement, Participation Agreement or Participation Schedule
Junior Participation Cut-off Date Margin	Loan Agreement, Loan Modification Agreement, Participation Agreement or Participation Schedule
Collateral Interest Margin	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement, Participation Agreement or Participation Schedule
Senior Participation Margin	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement, Participation Agreement or Participation Schedule
Mortgage Loan Margin Change (Y/N)	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Mortgage Loan Margin Change Description	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Mortgage Loan Index Floor	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement or Funding Advice
Mortgage Loan Index Cap	Interest Rate Cap Agreement
Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement
Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement
Index Rounding Factor	Loan Agreement or Loan Modification Agreement
Lookback Period	Loan Agreement or Loan Modification Agreement
Grace Period Default (Days)	Loan Agreement or Loan Modification Agreement
Grace Period Late (Days)	Loan Agreement or Loan Modification Agreement
Initial Prepayment Provision	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 19

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Remaining Call Protection (Cut-off Date)	Loan Agreement, Loan Modification Agreement and/or Arbor Interest Paid Schedule
Lockbox Type	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Cash Management Type	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release and/or Prepayment Description	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Ground Lease Estoppel, Underwriting Summary or Ground Lease Rent Schedule
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease or Ground Lease Estoppel
Tenants-in-common (Y/N)	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement or Tenancy-In-Common Agreement
Number of TICs	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement, Tenancy-In-Common Agreement or Release of Borrower Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Independent Director (Y/N)	Loan Agreement or Loan Modification Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement or Loan Modification Agreement
DST (Y/N)	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
IDOT (Y/N)	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Borrower Name	Master Credit Facility Agreement, Loan Agreement, Loan Modification Agreement or Release of Borrower Agreement
Lender	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Exit Fee ($) / Deferred Origination Fee ($)	Loan Agreement or Loan Modification Agreement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 10 of 19

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

ARD Mortgage Rate After ARD and extension periods	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Rate Step Up Post ARD Commencement Date	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
ARD Loan Fully Extended Maturity Date	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Interest Rate Change	Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Guaranty Agreements
Recourse Provisions	Guaranty Agreements, Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Recourse Carveout Guarantor	Guaranty Agreements, Master Credit Facility Agreement, Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement

Additional Debt Information:

Characteristic	Source Document(s)

Subordinate Debt (Y/N)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Type	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Cut-off Date Balance ($)	Secondary Financing Documents
Subordinate Debt Amortization Type	Secondary Financing Documents
Subordinate Debt Rate Type	Secondary Financing Documents
Subordinate Debt Margin	Secondary Financing Documents
Subordinate Debt Index	Secondary Financing Documents
Subordinate Debt Index Rounding	Secondary Financing Documents
Subordinate Debt Accrual Basis	Secondary Financing Documents
Subordinate Debt Floor	Secondary Financing Documents
Subordinate Debt Cap	Secondary Financing Documents

Exhibit 2 to Attachment A Page 11 of 19

Extension Option Information:

Characteristic	Source Document(s)

Extension Options (Y/N)	Loan Agreement or Loan Modification Agreement
Extension Options Description	Loan Agreement or Loan Modification Agreement
First Extension Period (months)	Loan Agreement or Loan Modification Agreement
Second Extension Period (months)	Loan Agreement or Loan Modification Agreement
Third Extension Period (months)	Loan Agreement or Loan Modification Agreement
First Extension Fee	Loan Agreement or Loan Modification Agreement
Second Extension Fee	Loan Agreement or Loan Modification Agreement
Third Extension Fee	Loan Agreement or Loan Modification Agreement
First Extension Fee %	Loan Agreement or Loan Modification Agreement
Second Extension Fee %	Loan Agreement or Loan Modification Agreement
Third Extension Fee %	Loan Agreement or Loan Modification Agreement
First Extension Floor	Loan Agreement or Loan Modification Agreement
Second Extension Floor	Loan Agreement or Loan Modification Agreement
Third Extension Floor	Loan Agreement or Loan Modification Agreement
First Extension Cap	Loan Agreement or Loan Modification Agreement
Second Extension Cap	Loan Agreement or Loan Modification Agreement
Third Extension Cap	Loan Agreement or Loan Modification Agreement
First Extension Period Requirements	Loan Agreement or Loan Modification Agreement
Second Extension Period Requirements	Loan Agreement or Loan Modification Agreement
Third Extension Period Requirements	Loan Agreement or Loan Modification Agreement
Amortization Type During Extensions	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 12 of 19

Notes:

1.	For the purpose of comparing the Compared Characteristics for any Targeted Collateral Interest(s), we did not perform any procedures to compare any Compared Characteristics other than the Targeted Collateral Interest Compared Characteristics (as defined herein).

2.	For the purpose of comparing the “Property Address,” “City” and “State” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Occupancy (%)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to exclude units labeled as “non-revenue,” “down,” “special use,” “model” or “admin” and units associated with commercial tenants, as applicable, as shown in the applicable Source Document(s).

For the purpose of comparing the “Occupancy Date” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

For the purpose of comparing the “Occupancy (%)” and “Occupancy Date” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for any mortgaged property that does not contain a borrower rent roll Source Document in the related loan file.

5.	For the purpose of comparing the:
a.	As-Is Appraised Value ($),
b.	As-Is Appraisal Valuation Date,
c.	Stabilized Appraised Value ($) and
d.	Appraisal Anticipated Stabilization Date,

characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use the value and date corresponding to the related value type characteristic, as shown on the Preliminary Data File.

6.	The Collateral Manager, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any mortgaged property that contained a phase II environmental report Source Document in the related loan file.

7.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any mortgaged property that does not contain a certificate of environmental insurance Source Document in the related loan file, the Collateral Manager, on behalf of the Issuer, instructed us to use “No” for the purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

Exhibit 2 to Attachment A Page 13 of 19

8.	The Collateral Manager, on behalf of the Issuer, instructed us to only perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics for any mortgaged property that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “Yes” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “N/A,” the Collateral Manager, on behalf of the Issuer, instructed us to use “No” for the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

10.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

For the purpose of comparing the “Underwriting Information” historical cash flow characteristics for any Mortgage Loan with negative historical cash flows in the applicable Source Document(s), the Collateral Manager, on behalf of the Issuer, instructed us use “N/A.”

For the purpose of comparing any “Underwriting Information” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use “<blank>” for the Underlying Properties securing any Multiple Property Loan.

For the purpose of comparing the:

a.	Underwritten Occupancy (%),
b.	Underwritten Revenues ($),
c.	Underwritten Expenses ($),
d.	Underwritten NOI ($),
e.	Underwritten Reserves ($) and
f.	Underwritten NCF ($)

characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use the value corresponding to the related “Underwritten NCF Description” characteristic, as shown on the Preliminary Data File.

11.	For the purpose of comparing certain “Reserve and Escrow Information” characteristics, the servicer report Source Document is a Microsoft Excel file labeled “Servicer Report 7.10.26.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 16 July 2026 and the holdback listing Source Document is a Microsoft Excel file labeled “Holdback Listing 7.10.26.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 10 July 2026.

12.	For the purpose of comparing the “Reserve and Escrow Information” characteristics related to current reserve balances, as applicable, for any Mortgage Loan with a “Note Date” occurring after 30 June 2026, as shown on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the corresponding upfront deposit amount, as shown in the related Source Document(s).

Exhibit 2 to Attachment A Page 14 of 19
13.	For the purpose of comparing certain “Mortgage Loan Information” characteristics, the Arbor loan balance schedule Source Document is a Microsoft Excel file labeled “ARCREN 2026-FL2 - Participation and Interest Accruing Schedule 7.10.2026.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 17 July 2026, and which the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Non-Interest Accruing Amount, if applicable, as of:
a.	10 July 2026 for any Mortgage Loan that has a “Note Date,” as shown on the Preliminary Data File, occurring on or prior to 30 June 2026 or
b.	The corresponding origination date for any Mortgage Loan that has a “Note Date,” as shown on the Preliminary Data File, occurring after 30 June 2026.

14.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File for which the applicable Source Document(s) do not define the corresponding first payment due date, the Collateral Manager, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

15.	For the purpose of comparing the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date,
c.	Fully Extended Maturity Date and
d.	Initial Prepayment Provision

characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

16.	For the purpose of comparing the “Initial Maturity Date or Anticipated Repayment Date” and “Amortization Type During Initial Term“ characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to consider any exercised extension term(s) and/or any other previous modification(s) to the loan term as part of the initial term.

17.	For certain Mortgage Loans, the applicable Source Document(s) indicate that payment of:
a.	An exit fee (the “Exit Fee”),
b.	A deferred commitment fee (the “Deferred Commitment Fee”) and/or
c.	An additional interest fee (the “Additional Interest Fee”)

may be required in connection with the prepayment and/or repayment of the Mortgage Loan. For the purpose of comparing the “Initial Prepayment Provision” and “Remaining Call Protection (Cut-off Date)” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us not to consider any Exit Fee, Deferred Commitment Fee or Additional Interest Fee as a prepayment penalty.

For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Initial Maturity Date or Anticipated Repayment Date” occurs during an interest accrual period. For the purpose of comparing the “Initial Prepayment Provision” and “Remaining Call Protection (Cut-off Date)” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Initial Maturity Date or Anticipated Repayment Date”), irrespective of the number of full interest accrual periods.

Exhibit 2 to Attachment A Page 15 of 19

17. (continued)

For the purpose of comparing the “Initial Prepayment Provision” and “Remaining Call Protection (Cut-off Date)” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any prepayment premiums, Minimum Interest Payments (as defined herein) or other conditions related to:

a.	Partial release events,
b.	Obtaining permanent financing or a replacement loan,
c.	Meeting certain debt service coverage ratio and/or debt yield rebalancing thresholds,
d.	The sale of the related property,
e.	The use of certain reserve funds for prepayments of the related loan,
f.	Mandatory prepayments in connection with trigger events and/or
g.	Partial prepayments,

as described in the applicable Source Document(s).

For the purpose of comparing the “Remaining Call Protection (Cut-off Date)” characteristic, the Arbor interest paid schedule Source Document is a Microsoft Excel file labeled  “CLO 22 - Interest Paid to Date Through 7.10.26.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 16 July 2026.

For certain Mortgage Loans, the applicable Source Document(s) indicate that a minimum amount of interest (each, a “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan (each, a “Minimum Interest Loan”). For the purpose of comparing the “Remaining Call Protection (Cut-off Date)” characteristic for any Minimum Interest Loan for which the Minimum Interest Payment has not yet been satisfied, as shown in the Arbor interest paid schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the (i) difference between the Minimum Interest Payment, as shown in the Source Document(s), and the total amount of interest paid, as shown in the Arbor interest paid schedule Source Document, for the “MI” and (ii) corresponding “Original Loan Term (Remaining),” as shown on the Preliminary Data File, for the “O.”

For the purpose of comparing the “Remaining Call Protection (Cut-off Date)” characteristic for any (i) Mortgage Loan that is not a Minimum Interest Loan or (ii) Minimum Interest Loan for which the Minimum Interest Payment has been satisfied, as shown in the Arbor interest paid schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the corresponding “Original Loan Term (Remaining),” as shown on the Preliminary Data File, for the “O.”

18.	For the purpose of comparing the “Lockbox Type” and “Cash Management Type” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use the descriptions included in the Draft Preliminary Offering Memorandum.

19.	For the purpose of comparing the “Recourse” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “Full” if the applicable Source Document(s) indicate the Mortgage Loan is recourse, “Non-Recourse” if the applicable Source Document(s) indicate the Mortgage Loan is nonrecourse and a shortfall guaranty or limited payment guaranty is not in place, and “Partial” if the applicable Source Document(s) indicate the Mortgage Loan is nonrecourse and a shortfall guaranty or limited payment guaranty is in place.

Exhibit 2 to Attachment A Page 16 of 19

20.	For the purpose of comparing the “Property Manager” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for any mortgaged property that does not (i) contain a management agreement Source Document in the related loan file or (ii) specify a property manager in the loan agreement or loan modification agreement Source Document(s).

21.	For the purpose of comparing the “Additional Debt Information” characteristics for any Mortgage Loan which has additional debt, either:
a.	The loan agreement or loan modification agreement Source Documents describe the existence of additional debt or
b.	The Collateral Manager, on behalf of the Issuer, provided us with certain mezzanine promissory notes, mezzanine loan agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement Source Documents and/or the Secondary Financing Documents provided to us by the Collateral Manager, on behalf of the Issuer, we could not determine whether there is additional existing secondary financing.

For the purpose of comparing the “Additional Debt Information” characteristics (except for the “Subordinate Debt (Y/N)“ characteristic) for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A,” and for the purpose of comparing the “Subordinate Debt (Y/N)“ characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “No.”

22.	For the purpose of comparing the:
a.	Mortgage Loan Margin,
b.	Collateral Interest Margin,
c.	Senior Participation Margin,
d.	Junior Participation Cut-off Date Margin,
e.	Mortgage Loan Margin Change (Y/N),
f.	Mortgage Loan Margin Change Description,
g.	Mortgage Loan Index Floor,
h.	Index Rounding Factor,
i.	Lookback Period,
j.	Interest Rate Change and
k.	Index

characteristics for any Fixed Rate Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

Exhibit 2 to Attachment A Page 17 of 19

23.	For the purpose of comparing the:
a.	Subordinate Debt Margin,
b.	Subordinate Debt Index,
c.	Subordinate Debt Cap,
d.	Subordinate Debt Floor and
e.	Subordinate Debt Index Rounding

characteristics for any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Fixed,” as shown on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

24.	For the purpose of comparing the “Extension Option Information” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Only consider any extension option(s) that have not been exercised as of the Reference Date and
b.	Not include information relating to any exercised extension term(s),

as shown on the Preliminary Data File and in the applicable Source Document(s).

25.	For the purpose of comparing the:
a.	Mortgage Loan Index Cap,
b.	Mortgage Loan Index Cap Provider and
c.	Mortgage Loan Index Cap Termination Date

characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for any Mortgage Loan that (i) does not contain an interest rate cap agreement Source Document in the related loan file or (ii) contains an interest rate cap agreement Source Document in the related loan file that expires prior to the Reference Date.

26.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Reference Date.

27.	For each Mortgage Loan and Underlying Property, as applicable, listed in the table below, the Collateral Manager, on behalf of the Issuer, instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Exhibit 2 to Attachment A Page 18 of 19

27. (continued)

Mortgage Loan	Underlying Property	Characteristic

The Mason	NAP	Index
Lookback Period
Bungalows on Cotton Lane	NAP	Year Built
Cypress Grove Apartments	NAP	FIRREA Appraisal (Y/N)
2 East Oak Street	NAP	Index
Lookback Period
Initial Maturity Date or Anticipated Repayment Date
Extension Options (Y/N)
Fully Extended Maturity Date
Bonita Springs Apartments	NAP	Index
Lookback Period
The Woodlands	NAP	FIRREA Appraisal (Y/N)
Index
Lookback Period
Storybook Ranch	NAP	Initial Prepayment Provision
Subordinate Debt Cut-off Date Balance ($)
Peninsula Court	NAP	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date
Amortization Type During Initial Term
Amortization Type During Extensions
Sterling Point	NAP	First Extension Period Requirements
Greentree	NAP	Year Renovated
Stratford	NAP	Year Renovated

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Preliminary Data File, or (b) instruction(s) provided by the Collateral Manager, on behalf of the Issuer, described in this Note.

28.	For the Mortgage Loan identified on the Preliminary Data File as “Legends Townhomes,” the Collateral Manager, on behalf of the Issuer, provided multiple loan agreement and funding advice Source Documents relating to each advance. For the purpose of the procedures described in this Note for such Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use the information shown in all corresponding loan agreement and funding advice Source Documents for the purpose of comparing certain “Mortgage Loan Information” and “Reserve and Escrow Information” characteristics,
b.	Use the information shown in the applicable Source Document(s) corresponding to the first advance for the purpose of comparing the:
i.	Note Date,
ii.	Mortgage Loan Initial Funded Amount ($),
iii.	Mortgage Loan Initial Unfunded Future Funding Amount ($),
iv.	Future Funding Advance Conditions,
v.	First Payment Date,
vi.	Initial Prepayment Provision and
vii.	First Extension Fee

characteristics and

c.	Use the sum of the information that is shown in the applicable Source Document(s) for each advance for the purpose of comparing the “Reserve and Escrow Information” characteristics that are expressed as dollar values.

Exhibit 2 to Attachment A Page 19 of 19

29.	For the Mortgage Loan identified on the Preliminary Data File as “Summerlyn” (the “Summerlyn Mortgage Loan”), the Collateral Manager, on behalf of the Issuer, indicated that a principal prepayment and property release occurred after the related origination date of the Summerlyn Mortgage Loan. For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” and “Mortgage Loan Non-Interest Accruing Amount As of Origination ($)” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use “20,678,487.74” and “1,009,528.26,” respectively.

30.	For the purpose of comparing the:
a.	Underwritten Stabilized Occupancy (%),
b.	Underwritten Stabilized Revenues ($),
c.	Underwritten Stabilized Expenses ($),
d.	Underwritten Stabilized NOI ($),
e.	Underwritten Stabilized Reserves ($) and
f.	Underwritten Stabilized NCF ($)

characteristics for any Mortgage Loan listed in the table below, the Collateral Manager, on behalf of the Issuer, instructed us to use the respective value in the applicable Source Document(s) corresponding to the “Underwritten Stabilized NCF Description” column of the table below.

Mortgage Loan	Underwritten Stabilized NCF Description

Legends Townhomes	Arbor UW w/out Flood Insurance

31.	For the purpose of comparing the:
a.	Mortgage Loan Index Floor and
b.	Index Rounding Factor

characteristics for any Mortgage Loan listed in the table below, the Collateral Manager, on behalf of the Issuer, instructed us to use the information corresponding to the original index, as shown in the applicable Source Document(s).

Mortgage Loan

The Mason
2 East Oak Street
Bonita Springs Apartments
The Woodlands

32.	For certain Mortgage Loans, the applicable Source Document(s) indicate that prior to the Reference Date, certain months of interest may have been deferred, and in addition, extension fees may have been deferred. For the purpose of comparing the respective balance and extension fee fields herein, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any reference to deferred interest and deferred extension fees.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in the Notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Collateral Interest Number
Collateral Interest Status
Collateral Interest / Property Flag
Collateral Interest/Mortgaged Property Name
# of Properties
Collateral Interest Type
Future Debt Permitted (Y/N)
Permitted Future Debt Type
Loan Purpose
Cross Collateralized and Cross Defaulted Loan Flag
Loan Cross Portfolio Name
Pari Passu Balance in Other Securitization
Single-Tenant (Y/N)
Largest Tenant Name
Largest Tenant Square Feet
Largest Tenant Square Feet %
Largest Tenant Expiration Date
2nd Largest Tenant Name
2nd Largest Tenant Square Feet
2nd Largest Tenant Square Feet %
2nd Largest Tenant Expiration Date
3rd Largest Tenant Name
3rd Largest Tenant Square Feet
3rd Largest Tenant Square Feet %
3rd Largest Tenant Expiration Date
4th Largest Tenant Name
4th Largest Tenant Square Feet
4th Largest Tenant Square Feet %
4th Largest Tenant Expiration Date
5th Largest Tenant Name
5th Largest Tenant Square Feet
5th Largest Tenant Square Feet %
5th Largest Tenant Expiration Date
As-Is Appraised Value Type
Stabilized Appraised Value Type
Sponsor
Assumed Loan (Y/N)
Stabilized Value Used For As-Is LTV (Y/N)
Takeout Rate Assumption
Lien Position
Underwritten NCF Description

Exhibit 3 to Attachment A
Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.